Schedule of Project Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Inventory [Line Items]
Project assets - current (Note 3)	$ 116,309		$ 90,220
Inventories	0		34,664
Project Assets
Inventory [Line Items]
Project assets - current (Note 3)	40,094		0
Inventories	0	[1]	34,664	[1]
Total build-to-sell assets	$ 40,094		$ 34,664

[1]	Project assets which are not expected to be constructed and sold within the next 12 months are reported as noncurrent assets.